Goodwill and Other Intangible Assets, net - Other Intangibles and Amortization (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Other intangible assets
Accumulated Amortization	$ (642.8)	$ (615.0)
Other intangible assets, net
Other intangible assets, Acquired Cost	1,571.2	1,575.9
Other intangible assets, net	928.4	960.9
Trade names
Assets not subject to amortization:
Trade names	195.8	196.6
Customer relationships
Other intangible assets
Acquired Cost	998.1	1,000.7
Accumulated Amortization	(410.8)	(393.7)
Net Book Value	587.3	607.0
Technology and intellectual property
Other intangible assets
Acquired Cost	260.9	263.0
Accumulated Amortization	(178.6)	(172.6)
Net Book Value	82.3	90.4
Trade Names and Other
Other intangible assets
Acquired Cost	116.4	115.6
Accumulated Amortization	(53.4)	(48.7)
Net Book Value	$ 63.0	$ 66.9